STOCK WARRANTS AND STOCK OPTIONS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Volatility	180.00%		180.00%
Risk free interest rate	0.13%		0.13%
Warrants [Member]
Dividend yield	0.00%	0.00%		0.00%
Exercise Price	$ 3	$ 0.50
Volatility	158.00%	153.00%
Life of warrants	2 years	5 years	5 years
Risk free interest rate		0.29%
Warrants [Member] | Minimum [Member]
Exercise Price			$ 0.50		$ 0.1330
Volatility			153.00%	134.00%
Life of warrants				13 days
Risk free interest rate	0.14%		0.19%	1.69%
Warrants [Member] | Maximum [Member]
Exercise Price			$ 2.00		$ 1.0394
Volatility			154.00%	167.00%
Life of warrants				5 years
Risk free interest rate	0.16%		0.29%	2.40%